Non-current and current financial debts - Additional information (Details)					1 Months Ended	12 Months Ended
	May 27, 2020 USD ($)	Sep. 23, 2019 USD ($)	Apr. 02, 2019 USD ($)	Mar. 06, 2019 USD ($) extension	Feb. 28, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 09, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense						$ 94,000,000	$ 81,000,000	$ 10,000,000
Borrowings, interest rate	2.60%
Proceeds from borrowings	$ 750,000,000
Financial debts						4,118,000,000	3,479,000,000		$ 3,500,000,000
Write-off of deferred debt issuance cost		$ 4,000,000				0	$ 4,000,000	$ 0
Debt issuance costs [Member]
Disclosure of detailed information about borrowings [line items]
Financial debts		(15,000,000)
Bridge facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,500,000,000
Borrowings, term				364 days
Borrowings, number of extension options | extension				2
Borrowings, extension term				180 days
Facility A [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 500,000,000
Borrowings, term				3 years
Facility B [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 800,000,000
Borrowings, term				5 years
Facility C [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 400,000,000
Borrowings, term				5 years
Revolving facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,000,000,000.0		1,000,000,000.0
Borrowings, term				5 years
Bridge and other term loans [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 3,200,000,000
Senior notes [member] | Borrowings discount [Member]
Disclosure of detailed information about borrowings [line items]
Financial debts		$ 7,000,000
Senior notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.75%
Notional amount		$ 500,000,000
Borrowings, issuance percentage		99.50%
Senior notes due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%
Notional amount		$ 1,000,000,000
Borrowings, issuance percentage		99.60%
Senior notes due 2049 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.80%
Notional amount		$ 500,000,000
Borrowings, issuance percentage		99.80%
Senior notes due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%
Notional amount	$ 750,000,000
Proceeds from borrowings	$ 750,000,000
Borrowings, issuance percentage	99.843%
Borrowing costs incurred	$ 5,000,000
Senior notes due 2030 [Member] | Borrowings discount [Member]
Disclosure of detailed information about borrowings [line items]
Financial debts	$ 1,000,000
Local bilateral facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, term					1 year
Financial debts					$ 150,000,000
Local bilateral facilities, japan [member]
Disclosure of detailed information about borrowings [line items]
Financial debts					$ 101,000,000
Undrawn borrowing facilities						$ 115,000,000
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.30%	2.90%